COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Rental Payments, Operating Leases (Details) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 21.8
2017	15.0
2018	11.2
2019	7.9
2020	6.4
Thereafter	14.7
Total minimum payments	$ 77.0